Summarized Results from Discontinued Operations, net of tax (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Loss) income from discontinued operations, net of tax	$ 37,249	$ (17,819)
Segment, Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue from discontinued operations	454	5,946
Loss from discontinued operations before tax	(8,174)	(31,374)
Benefit for income taxes	(45,423)	(13,555)
(Loss) income from discontinued operations, net of tax	$ 37,249	$ (17,819)